Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Impairment loss recognised in profit or loss, trade receivables	€ 5	€ 15	€ 27
Gross value of overdue receivables	642	547	644
Derecognized receivables	214	€ 385	€ 437
USA
Disclosure of accounts receivable [line items]
Derecognized receivables	188
Europe
Disclosure of accounts receivable [line items]
Derecognized receivables	€ 26